EVENTS AFTER THE REPORTING PERIOD (Details Narrative) - Event After Reporting Period [Member] - BRL (R$) R$ in Thousands	Dec. 16, 2021	Dec. 13, 2021
Disclosure of non-adjusting events after reporting period [line items]
Description of nature of non-adjusting event after reporting period		TBQ Foods GmbH (“TBQ”), a holding company held 60% by BRF and 40% by QIA, which holds 91.7% of the shares issued by Banvit Bandırma Vitaminli Yem Sanayi Anonim Şirketi (“Banvit”).
Public offering for primary distribution	R$ 325,000,000
Total value of the offering	R$ 500,000